UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
 (Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
 (Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 86.6%(a)

COMMERCIAL SERVICES SECTOR - 8.1%
	Financial Publishing/Services - 2.5%
272,000	The Dun & Bradstreet Corp.	$33,388,000
	Miscellaneous Commercial Services - 4.3%
741,000	Cintas Corp.	44,156,190
770,000	RPX Corp. *	13,013,000
		57,169,190
	Personnel Services - 1.3%
425,000	Robert Half International Inc.	17,845,750

CONSUMER DURABLES SECTOR - 1.1%
	Homebuilding - 1.1%
14,000	NVR Inc. *	14,364,140

CONSUMER NON-DURABLES SECTOR - 0.1%
	Food: Specialty/Candy - 0.1%
33,050	Cal-Maine Foods Inc.	1,990,602

DISTRIBUTION SERVICES SECTOR - 16.6%
	Electronics Distributors - 10.0%
515,000	Anixter International Inc. *	46,267,600
943,000	Arrow Electronics Inc. *	51,157,750
857,000	ScanSource Inc. *	36,362,510
		133,787,860
	Medical Distributors - 3.4%
1,113,000	Patterson Cos. Inc.	45,855,600
	Wholesale Distributors - 3.2%
170,000	MSC Industrial Direct Co. Inc.	13,747,900
676,000	World Fuel Services Corp.	29,176,160
		42,924,060

ELECTRONIC TECHNOLOGY SECTOR - 3.3%
	Aerospace & Defense - 1.5%
673,000	FLIR Systems Inc.	20,257,300
	Electronic Production Equipment - 1.8%
793,000	MKS Instruments Inc. *	23,742,420

ENERGY MINERALS SECTOR - 3.2%
	Oil & Gas Production - 3.2%
402,000	Cimarex Energy Co.	42,173,820

FINANCE SECTOR - 18.2%
	Finance/Rental/Leasing - 3.5%
630,000	Ryder System Inc.	46,481,400
	Insurance Brokers/Services - 1.5%
423,000	Arthur J. Gallagher & Co.	19,851,390
	Life/Health Insurance - 3.5%
927,000	Protective Life Corp.	46,961,820
	Property/Casualty Insurance - 4.8%
804,000	Greenlight Capital Re Ltd. *	27,102,840
840,000	W.R. Berkley Corp.	36,447,600
		63,550,440
	Regional Banks - 4.9%
605,000	Cullen/Frost Bankers Inc.	45,030,150
680,000	Zions Bancorporation	20,372,800
		65,402,950

HEALTH TECHNOLOGY SECTOR - 2.6%
	Medical Specialties - 2.6%
440,000	Varian Medical Systems Inc. *	34,183,600

PROCESS INDUSTRIES SECTOR - 14.3%
	Chemicals: Agricultural - 2.7%
1,400,000	Sociedad Quimica y Minera de Chile SA	36,232,000
	Chemicals: Specialty - 3.9%
380,000	Compass Minerals International Inc.	30,419,000
446,000	Innophos Holdings Inc.	21,675,600
		52,094,600
	Containers/Packaging - 4.5%
320,000	AptarGroup Inc.	21,699,200
776,000	Avery Dennison Corp.	38,947,440
		60,646,640
	Industrial Specialties - 3.2%
822,000	H.B. Fuller Co.	42,776,880

PRODUCER MANUFACTURING SECTOR - 8.0%
	Industrial Machinery - 3.4%
840,000	Kennametal Inc.	43,738,800
25,600	Woodward Inc.	1,167,616
		44,906,416
	Miscellaneous Manufacturing - 3.7%
616,000	Carlisle Cos. Inc.	48,910,400
	Trucks/Construction/Farm Machinery - 0.9%
142,900	Lindsay Corp.	11,824,975

RETAIL TRADE SECTOR - 2.6%
	Discount Stores - 2.6%
527,000	Family Dollar Stores Inc.	34,239,190

TECHNOLOGY SERVICES SECTOR - 4.6%
	Data Processing Services - 4.6%
1,558,000	Broadridge Financial Solutions Inc.	61,572,160

TRANSPORTATION SECTOR - 3.9%
	Air Freight/Couriers - 1.2%
352,000	Forward Air Corp.	15,456,320
	Marine Shipping - 2.7%
358,000	Kirby Corp. *	35,531,500
	Total common stocks (cost $748,032,736)	1,154,121,423

SHORT-TERM INVESTMENTS - 13.1%(a)
	Commercial Paper - 7.5%
$99,500,000	U.S. Bank N.A., 0.02%, due 01/02/14	99,499,944
	U.S. Treasury Securities - 5.6%
75,000,000	U.S. Treasury Bills, 0.005%, due 01/16/14	74,999,844
	Total short-term investments (cost $174,499,788)	174,499,788
	Total investments - 99.7% (cost $922,532,524)	1,328,621,211
	Other assets, less liabilities - 0.3% (a)	3,403,954
	TOTAL NET ASSETS - 100.0%	$1,332,025,165

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$922,532,524

Gross unrealized appreciation	413,309,162
Gross unrealized depreciation	(7,220,475)
Net unrealized appreciation	$406,088,687

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR ITS SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities

Level 1 – Common Stocks	$1,154,121,423

Level 2 – Short-Term Commercial Paper	99,499,944
Short-Term U.S. Treasury Securities	74,999,844
Total Level 2	174,499,788
Level 3 -	---
Total	$1,328,621,211

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2013.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.